Earnings Per Share	9 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 12. Earnings Per Share

Basic earnings (loss) per share of common stock is calculated by dividing reported net income (loss) by the average number of shares of common stock outstanding during the applicable period, adjusted for restricted stock. In addition to restricted stock, the calculation of diluted earnings per share takes into account the effect of dilutive potential common stock, such as stock warrants and stock options.

	Three Months Ended September 30		Nine Months Ended September 30
	Successor	Predecessor	Successor	Predecessor
	2011	2010	2011	2010
	(Dollars in Millions)
Numerator:
Net income (loss) attributable to Visteon common shareholders	$41	$(140)	$106	$(108)

Denominator:
Average common stock outstanding	51.5	130.2	51.1	130.3
Less: Average restricted stock outstanding	—	(0.8)	—	(0.9)

Basic shares	51.5	129.4	51.1	129.4
Add: Diluted effect of warrants	0.5	—	0.9	—

Diluted shares	52.0	129.4	52.0	129.4

Basic and Diluted Earnings (Loss) Per share Attributable to Visteon:
Basic	$0.80	$(1.08)	$2.07	$(0.83)
Diluted	$0.79	$(1.08)	$2.04	$(0.83)

Unvested restricted stock is a participating security and is therefore included in the computation of basic earnings per share under the two-class method. Diluted earnings per share is computed using the treasury stock method, dividing net income by the average number of shares of common stock outstanding, including the dilutive effect of the warrants, using the average share price during the period. There is no difference in diluted earnings per share between the two-class and treasury stock method. Stock options and stock warrants with exercise prices that exceed the average market price of the Company’s common stock have an anti-dilutive effect and therefore were excluded from the computation of diluted earnings per share. For the three and nine months ended September 30, 2010, stock options to purchase approximately 7 million and 9 million shares, respectively, of common stock and stock warrants to purchase 25 million shares of common stock were not included in the computation of diluted loss per share as the effect of including them would have been anti-dilutive.